Description of Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business and Liquidity

Note 1 – Description of Business and Liquidity

NeOnc Technologies, Inc. (“NTI”) was incorporated on April 13, 2005, as a California corporation. On April 7, 2023, NTI merged into NeOnc Technologies Holdings, Inc. (“NTHI” and the combined entities “NeOnc” or the “Company”). NTHI was incorporated January 5, 2023, as a Delaware Corporation.

NeOnc is the developer of a novel molecular technology that provides enhanced targeted delivery of technologies for treating central nervous system diseases. The Company’s lead product, NEO100 is in clinical trials treating glioblastoma, and has Orphan Drug and Fast Track designation from the United States Food and Drug Administration (“FDA”). The Company licensed the underlying technology from the University of Southern California. (“USC”).

On October 11, 2024, the Company entered into an agreement with a broker dealer to serve as placement agent and provide broker services in connection with the proposed sale of common stock up to $10,000,000. Under this agreement, through December 31, 2024, the Company closed on commitments from investors to purchase 625,000 shares of common stock of the Company at $16.00 per share for total commitments of $10,000,000, which were to be held in escrow until the Company’s registration statement was declared effective. During the three months ended March 31, 2025, prior to the Company having an effective registration statement, the Company closed on an additional commitment to purchase 102,750 shares of common stock of the Company at $16.00 per share, for total commitments of $1,644,000. On March 10, 2025, the Company’s registration statement was declared effective at which time the $11,644,000 in escrow was released to the Company. On March 26, the Company was listed (“Listing”) on the NASDAQ global markets.

Liquidity

The accompanying financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. At September 30, 2025, the Company had cash totaling $1,513,224. For the three and nine months ended September 30, 2025, the Company incurred a net loss of $8,615,920 and $46,622,106, respectively, and has an accumulated deficit of $97,230,551 at September 30, 2025. The Company has financed its working capital requirements to date primarily through the sale of common stock, shareholder loans and related party bridge loans.

The Company does not have sufficient available capital to fund operations for a period of twelve months from the issuance date of these financial statements. Although the Company has established agreements with several funding potential sources (see Notes 6, 7 and 10), the Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Other risks and uncertainties

The Company is subject to risks common to biopharmaceutical companies, including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, and the uncertainty of market acceptance of products and the potential need to obtain additional financing. The Company is dependent on third-party suppliers and, in some cases, single-source suppliers. The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. Approvals or clearances are also required in foreign jurisdictions where the Company may license or sell its products. There can be no assurance that the Company’s products will receive all required approvals or clearances.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost with appropriate performance characteristics or that such products will be successfully marketed, if at all.

NEONC TECHNOLOGIES HOLDINGS, INC.
Description of Business and Liquidity

Note 1 – Description of Business and Liquidity

NeOnc Technologies, Inc. (“NTI”) was incorporated on April 13, 2005, as a California corporation. On April 7, 2023, NTI merged into NeOnc Technologies Holdings, Inc. (“NTHI” and the combined entities “NeOnc” or the “Company”). NTHI was incorporated January 5, 2023, as a Delaware Corporation.

NeOnc is the developer of a novel molecular technology that provides enhanced targeted delivery of technologies for treating central nervous system diseases. The Company’s lead product, NEO100 is in clinical trials treating glioblastoma, and has Orphan Drug and Fast Track designation from the United States Food and Drug Administration (“FDA”). The Company licensed the underlying technology from the University of Southern California. (“USC”).

In December 2022, the Company signed a Letter of Intent (“LOI”) with an investment advisory firm AFH Holdings and Advisory, LLC (“AFH”) to create a newly formed corporation called NeOnc Technologies Holding Company, Inc. (“NTHI”) to facilitate future fundraising transactions (see Note 3). On April 7, 2023, the Company entered into share exchange agreements whereby all of the common shareholders of NTI exchanged all of their stock in NTI for a total of 10,500,000 shares of NTHI common stock in the share exchange (“Share Exchange”). At the consummation of the Share Exchange transaction, AFH and its affiliated entities, individuals, or assignees owned an aggregate of 34.4% (5,500,000 shares) of the fully diluted issued and outstanding common shares of the Company. For a period of two years after an IPO or direct listing, AFH will also act as an investment advisor in future financing transactions. Except for the completed exchange transaction described above, there is no assurance of consummation of any of the transactions contemplated by the LOI. There can be no assurance that a fundraising transaction can be completed.

Liquidity

The accompanying financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. At December 31, 2024, the Company had cash totaling $64,893. For the year ended December 31, 2024, the Company incurred a net loss of $11,898,464 and has an accumulated deficit of $50,608,445 at December 31, 2024. The Company has financed its working capital requirements to date primarily through the issuance of common stock, preferred stock, shareholder loans and a short-term bridge loan.

As of December 31, 2024, the Company is preparing for a direct listing on a national exchange (“DL”) of its common stock, however, there is no certainty that the DL can be completed. The Company does not have sufficient available capital to fund operations for a period of twelve months from the issuance date of these financial statements. The Company will need to raise additional funding to complete the development of its products and commence the market launch, assuming regulatory approval is obtained. The Company does not know whether additional financing will be available when needed, whether it will be available on favorable terms, or if it will be available at all. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On October 11, 2024, the Company entered into an agreement with a broker dealer to serve as placement agent and provide broker services in connection with the proposed sale of common stock up to $10,000,000. As of December 31, 2024, the broker dealer has closed on commitments from investors of $10,000,000 to purchase common stock at $16 per share which as of December 31, 2024 are being held in escrow until the Company has an effective registration statement on file with the SEC. The Company is in the process of filing with the SEC for a registration statement, however no assurance can be given that the Company will complete the process.

Other risks and uncertainties

The Company is subject to risks common to biopharmaceutical companies, including, but not limited to, new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, product liability, and the uncertainty of market acceptance of products and the potential need to obtain additional financing. The Company is dependent on third-party suppliers and, in some cases, single-source suppliers. The Company’s products require approval or clearance from the FDA prior to commencing commercial sales in the United States. Approvals or clearances are also required in foreign jurisdictions where the Company may license or sell its products. There can be no assurance that the Company’s products will receive all required approvals or clearances.

There can be no assurance that the Company’s products, if approved, will be accepted in the marketplace, nor can there be any assurance that any future products can be developed or manufactured at an acceptable cost with appropriate performance characteristics or that such products will be successfully marketed, if at all.